CASH AND CASH EQUIVALENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents
Total cash and cash equivalents	₽ 84,075	₽ 30,586	₽ 18,470	₽ 33,464
Russian Rubles
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	17,012	16,879
Short-term deposits with an original maturity of less than 92 days	52,764	6,595
USD
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	4,873	1,119
Short-term deposits with an original maturity of less than 92 days		2,603
Euro
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	2,073	983
Short-term deposits with an original maturity of less than 92 days	915
Ukraine Hryvna
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	1,548	403
Short-term deposits with an original maturity of less than 92 days	3,215	352
Turkmenian Manat
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	721	1,267
Other currencies
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	₽ 954	318
Short-term deposits with an original maturity of less than 92 days		₽ 67